Related Party Transactions and Balances (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Related Party Transactions and Balances (Textual)
Amounts due from related party		$ 133,757
Revenue from sales transactions	$ 7,012,026	7,019,243	$ 4,881,523
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Related Party Transactions and Balances (Textual)
Amounts due from related party		132,961
Revenue from sales transactions	8,942	681,280
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transactions and Balances (Textual)
Revenue from sales transactions	0	635,756
Taizhou Su Xuan Tang Chinese hospital Co., Ltd [Member]
Related Party Transactions and Balances (Textual)
Revenue from sales transactions	203,213	0
Feng Zhou [Member]
Related Party Transactions and Balances (Textual)
Revenue from sales transactions	2,482,349	0
Jiangsu Health Pharmaceutical Investment Co., Ltd.[Member]
Related Party Transactions and Balances (Textual)
Revenue from sales transactions	$ 2,482,349	$ 0